Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash Flows From Operating Activities
Net loss	$ (173.3)	$ (44.1)
Loss (income) from discontinued operations, net of income taxes	8.9	(0.2)
Loss from continuing operations, net of income taxes	(164.4)	(44.3)
Adjustments to reconcile loss from continuing operations, net of income taxes to net cash provided by operating activities:
Depreciation, depletion and amortization	147.5	157.2
Noncash interest expense	7.3	5.9
Deferred income taxes	(3.6)	(69.9)
Share-based compensation for equity- and liability-classified awards	9.6	13.5
Net gain on disposal of assets	(0.1)	(9.8)
Loss from equity affiliates	3.1	6.6
Gains on previously monetized foreign currency hedge positions	(10.7)	(40.9)
Changes in current assets and liabilities:
Accounts receivable	116.1	47.5
Change in receivable from accounts receivable securitization program	15.0	55.0
Inventories	37.5	(42.7)
Net assets from coal trading activities	(3.8)	(5.7)
Other current assets	0.1	(5.5)
Accounts payable and accrued expenses	(178.9)	47.1
Asset retirement obligations	11.3	9.5
Accrued postretirement benefit costs	5.3	3.6
Accrued pension costs	7.6	5.4
Other, net	6.3	(5.6)
Net cash provided by continuing operations	5.2	126.9
Net cash used in discontinued operations	(1.8)	(72.8)
Net cash provided by operating activities	3.4	54.1
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development	(25.1)	(24.4)
Changes in accrued expenses related to capital expenditures	(11.3)	(18.3)
Proceeds from disposal of assets, net of notes receivable	2.1	99.8
Purchases of debt and equity securities	(7.3)	(2.0)
Proceeds from sales and maturities of debt and equity securities	10.1	0.4
Contributions to joint ventures	(114.6)	(151.8)
Distributions from joint ventures	113.6	138.2
Other, net	(3.2)	(2.2)
Net cash (used in) provided by investing activities	(35.7)	39.7
Cash Flows From Financing Activities
Proceeds from long-term debt	975.7	0.0
Repayments of long-term debt	(572.2)	(5.2)
Payment of deferred financing costs	(28.4)	0.0
Dividends paid	(0.7)	(23.1)
Other, net	(3.0)	(1.4)
Net cash provided by (used in) financing activities	371.4	(29.7)
Net change in cash and cash equivalents	339.1	64.1
Cash and cash equivalents at beginning of period	298.0	444.0
Cash and cash equivalents at end of period	$ 637.1	$ 508.1